CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income (loss)	$ 296,083	$ (47,772)	$ (51,506)	$ (98,662)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	18,105	$ 19,639	39,436	13,277
Surrender charge on life insurance, non-cash	31,374		$ 1,788	$ 12,671
Changes in operating assets and liabilities:
Accounts receivable	(29,276)
Prepayments and other receivables	1,863	$ 10,091	$ 12,318	$ (28,718)
Accrued liabilities and other payables	(2,284)	(11,530)	5,166	35,744
Net cash provided by (used in) operating activities	315,865	(29,572)	7,202	(65,688)
Cash flows from investing activities:
Purchase of property, plant and equipment	$ (7,890)	$ (31,054)	(32,040)	(1,232,231)
Acquisition related costs of intangible assets			(336)	(3,374)
Payment for life insurance premium	$ (49,820)		$ (15,502)	$ (15,502)
Investment in other non-current asset	(38,710)
Net cash used in investing activities	(96,420)	$ (31,054)	$ (47,878)	$ (1,251,107)
Cash flows from financing activities:
Advances from related companies	69,619	2,682	49,444	572
(Repayment to) advances from directors	$ (23,525)	5,692	16,855	512,228
Proceeds from bank borrowings		32,063	31,994	830,387
Repayment of bank borrowings	$ (7,162)	(4,983)	(13,741)	(3,827)
Net cash provided by financing activities	38,932	35,454	84,552	1,339,360
Effect of exchange rate changes in cash and cash equivalents	(13,847)	11,110	9,434	2,482
NET CHANGE IN CASH AND CASH EQUIVALENTS	244,530	(14,062)	53,310	$ 25,047
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	78,357	25,047	25,047
CASH AND CASH EQUIVALENTS, END OF PERIOD	$ 322,887	$ 10,985	$ 78,357	$ 25,047
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income tax
Cash paid for interest	$ 17,049	$ 18,304	$ 37,385	$ 3,588